Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2022
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions [text block]
03 –
Acquisitions and dispositions
Business combinations
During the years 2022 and 2020, the Group did not undertake any acquisitions accounted for as business combinations.
In the third quarter 2021, the Group had completed the acquisition of 100 % of the shares in Better Payment Germany GmbH, a Berlin-based early-stage payment service provider. Through this acquisition, the Group intended to expand its market share in payment processing and acceptance. The fair value of the purchase price paid for the acquisition consisted of € 5 million cash and an earn-out consideration of € 3 million contingent upon a number of KPIs to be achieved within 3 years following the acquisition. As part of the preliminary purchase price allocation, the Group recorded goodwill of € 5 million assigned to the Corporate Bank cash-generating unit (CGU). Given the value of the Corporate Bank CGU, the new goodwill was considered impaired and immediately written off in 2021 (refer to Note 23 “Goodwill and Other Intangible Assets”).
Dispositions
The Group finalized several dispositions of subsidiaries/businesses during 2022, 2021 and 2020. These disposals were mainly comprised of businesses the Group had previously classified as held for sale, including the completion of the transfer of the digital investment platform of DWS as part of its partnership with BlackFin and the sale of the Italian financial advisors business to Zurich Italy in 2022, the transfer of the Global Prime Finance & Electronic Equities platform to BNP Paribas in 2021 and the sale of Postbank Systems AG in 2020. For more detail, please refer to Note 24 “Non-Current Assets and Disposal Groups Held for Sale”. The total consideration received for these dispositions (thereof in cash) in 2022, 2021 and 2020 was € 488 million (cash € 439 million), € 34 million (cash € 0 million) and € 7 million (cash € 7 million), respectively. The table below shows the assets and liabilities that were included in these disposals.
in € m.	2022	2021	2020
Cash and cash equivalents	1,126	0	2
All remaining assets	659	3,507	7
Total assets disposed	1,785	3,507	9
Total liabilities disposed	1,676	8,102	79